Leased Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Leased Assets

At June 30, 2019 and December 31, 2018 all of the Company’s leased assets were finance leased right-of-use assets and consisted of the following:

	June 30, 2019	December 31, 2018

Vehicles	$5,825,988	$5,661,749
	5,825,988	5,661,749
Less accumulated depreciation	(1,067,878)	(546,632)
Leased assets, net	$4,758,110	$5,115,117

At December 31, 2018 and 2017 all of the Company’s leased assets were finance leased right-of-use assets and consisted of the following:

	2018	2017

Vehicles	$5,661,749	$2,116,068
	5,661,749	2,116,068
Less accumulated depreciation	(546,632)	(82,586)
Leased assets, net	$5,115,117	$2,033,482